Financial Instruments and Financial Risk Management (Details) - Schedule of Level 3 financial liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Level 3 of fair value hierarchy [member]
Schedule of Level 3 financial liabilities [Abstract]
Opening balance as of January	$ 137	$ 36
Changes in fair value of warrants issued to investors		(36)
Fair value of warrants to be issued to lenders of Jeffs’ Brands upon IPO		62
Issuance of warrants in connection with the IPO of Jeffs’ Brands (note 4E)	7,640
Changes in fair value of warrants in connection with the IPO of Jeffs; Brands	(3,490)
Changes in fair value of warrants to be issued to lenders of Jeffs’ Brands upon IPO	(128)	75
Closing balance as of December	4,159	137
Level 1 of fair value hierarchy [member]
Schedule of Level 3 financial liabilities [Abstract]
Opening balance as of January	555	1,039
Changes in fair value of warrants issued to investors	(159)	(484)
Closing balance as of December	$ 396	$ 555